INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES [Abstract]
Schedule of current and deferred component of income tax expenses (benefits) which were substantially attributable to the Company's PRC subsidiaries and VIE and VIE's subsidiaries
	Years ended December 31,
	2014	2015	2016

Current income tax expense	$1,620	$3,124	$2,470
Deferred income tax expense	4,897	-	-
Total income tax expense	$6,517	$3,124	$2,470

Schedule of principal components of the deferred tax assets and liabilities
	As of December 31,
	2015	2016

Current deferred tax assets
Provision for doubtful accounts	$2,526	$5,339
Accrued payroll and welfare	1,175	700
Accrued liabilities-current	2,520	2,409
Less valuation allowance	(6,221)	(8,448)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Excessive advertising fee-non-current	$1,415	$1,572
Excessive employee education fee-non-current	152	150
Net operating loss carry forwards	60,571	54,567
Less valuation allowance	(62,138)	(56,289)

Non-current deferred tax assets, net	$-	$-

Non-current deferred tax liabilities	$-	$-

Schedule of reconciliation between the income taxes expense (benefit) computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes
	Years ended December 31,
	2014	2015	2016

Loss before provision of income tax	$(12,708)	$(214,585)	$(173,400)
PRC statutory income tax rate	25%	25%	25%
Income tax at statutory tax rate	(3,177)	(53,646)	(43,350)
Taxable deemed interest income from inter-company interest-free loans	5,407	5,632	6,925
Non-deductible loss and other expenses not deductible for tax purposes	1,869	41,114	42,571
Effect of income tax exemption of the Company in the Cayman Islands	(17,942)	(27)	(54)
Changes in valuation allowance	20,360	10,051	(3,622)
Income tax expenses	$6,517	$3,124	$2,470